Business combinations - Consideration Transferred (Details) - EUR (€) € in Millions	Dec. 14, 2021	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Consideration transferred		€ 122.8
Wiggle Group
Disclosure of detailed information about business combination [line items]
Cash Consideration	€ 236.0
Equity Consideration	274.8
Consideration transferred	€ 510.8